GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
Changes in goodwill [abstract]
Summary of reconciliation of goodwill
The following table provides a reconciliation of goodwill:

(MILLIONS)	Notes	Total
Balance, as at December 31, 2017		$901
Acquired through business combinations	3	160
Transfer to Assets held for sale	5	(22)
Foreign exchange		(91)

Balance, as at December 31, 201 8		948
Foreign exchange and other (1)		1

Balance, as at December 31, 2019 (2)		$949

(1)	Represents adjustments to the purchase price allocation of the assets acquired and liabilities assumed from the Saeta Yield acquisition.
(2)	Includes goodwill of $821 million in the hydroelectric segment, $66 million in the wind segment and $62 million in the solar segment.